Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 19,647	SFr 23,098
Plan assets at fair value, measured at net asset value per share	2,964	3,523
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	17,331	19,296	SFr 18,000
Plan assets at fair value, measured at net asset value per share	2,593	3,032
International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,316	3,802	4,212
Plan assets at fair value, measured at net asset value per share	371	491
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,652	3,141
Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	402	804
Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,250	2,337
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	13,463	14,920
Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	12,768	13,946
Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	695	974
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514	1,444
Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514	1,444
Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value	2	3
Group equity securities and options | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,799	5,264
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	21	(186)
Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	106	101
Plan assets at fair value, measured at net asset value per share	45	57
Group equity securities and options | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,799	5,264
Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	61	44
Group equity securities and options | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	235	313
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(223)	(59)
Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	118	110
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	235	313
Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	28	9
Cash and cash equivalents | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	90	101
Cash and cash equivalents | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities
Defined benefit plan, Disclosure
Plan assets at fair value	6	5
Debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	7,535	6,784
Plan assets at fair value, measured at net asset value per share	0	469
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	121	245
Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,070	3,531
Plan assets at fair value, measured at net asset value per share	326	434
Debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,222	2,328
Debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	7,535	6,315
Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	522	769
Debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,266	2,332
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,222	2,328
Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	44	4
Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	7,535	6,784
Plan assets at fair value, measured at net asset value per share	0	469
Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	804	1,199
Plan assets at fair value, measured at net asset value per share	326	434
Corporate debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	7,535	6,315
Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	478	765
Corporate debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,693	3,554
Plan assets at fair value, measured at net asset value per share	0	0
Real estate | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,125	2,040
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514	1,444
Real estate | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514
Real estate - direct | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - direct | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514	1,444
Real estate - direct | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,568	1,514
Real estate - indirect | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,125	2,040
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,125	2,040
Real estate - indirect | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,069	3,381
Plan assets at fair value, measured at net asset value per share	2,593	2,563
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	81
Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Plan assets at fair value, measured at net asset value per share	0	0
Alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	167	491
Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	309	327
Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,526	2,431
Plan assets at fair value, measured at net asset value per share	2,526	2,431
Private equity - alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	221
Plan assets at fair value, measured at net asset value per share	0	0
Hedge funds | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	221
Hedge funds | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	543	729
Plan assets at fair value, measured at net asset value per share	67	132
Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	167	491
Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	309	106
Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Other alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	81	87
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	81	87
Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,316	3,802	4,212
Plan assets at fair value, measured at net asset value per share	371	491
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	SFr 0
Bank | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,250	2,337
Bank | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	695	974
Bank | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	106	101
Plan assets at fair value, measured at net asset value per share	45	57
Bank | Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	61	44
Bank | Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	118	110
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	28	9
Bank | Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	90	101
Bank | Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,070	3,531
Plan assets at fair value, measured at net asset value per share	326	434
Bank | Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,222	2,328
Bank | Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	522	769
Bank | Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,266	2,332
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,222	2,328
Bank | Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	44	4
Bank | Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	804	1,199
Plan assets at fair value, measured at net asset value per share	326	434
Bank | Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	478	765
Bank | Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Bank | Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(59)	(27)
Bank | Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	81	87
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	81	87
Bank | Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0